Information by business segment and by geographic area - Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Information by business segment and by geographic area
Product inventory	$ 3,371	$ 3,487
Investments in associates and joint ventures	2,798	3,225	$ 3,568
Property, plant and equipment and intangible	55,075	56,347
Capital expenditures - Sustaining capital	3,160	2,896	2,231
Capital expenditures - Project execution	544	888	1,600
Depreciation, amortization and depletion	3,726	3,351	3,708
Ferrous minerals
Information by business segment and by geographic area
Product inventory	1,955	2,210
Investments in associates and joint ventures	1,729	1,814
Property, plant and equipment and intangible	33,528	31,377
Capital expenditures - Sustaining capital	1,685	1,569	1,194
Capital expenditures - Project execution	385	823	1,485
Depreciation, amortization and depletion	2,063	1,672	1,709
Goodwill	1,770
Ferrous minerals | Iron ore
Information by business segment and by geographic area
Goodwill	1,770	1,841
Base metals
Information by business segment and by geographic area
Product inventory	1,354	1,147
Investments in associates and joint ventures	14	14
Property, plant and equipment and intangible	19,893	21,295
Capital expenditures - Sustaining capital	1,225	1,189	960
Capital expenditures - Project execution	151	34	50
Depreciation, amortization and depletion	1,351	1,351	1,590
Base metals | Nickel and other products
Information by business segment and by geographic area
Goodwill	1,859	1,812
Coal
Information by business segment and by geographic area
Product inventory	60	119
Investments in associates and joint ventures		317
Property, plant and equipment and intangible		1,589
Capital expenditures - Sustaining capital	240	132	73
Capital expenditures - Project execution		24	45
Depreciation, amortization and depletion	237	252	296
Others
Information by business segment and by geographic area
Product inventory	2	11
Investments in associates and joint ventures	1,055	1,080
Property, plant and equipment and intangible	1,654	2,086
Capital expenditures - Sustaining capital	10	6	4
Capital expenditures - Project execution	8	7	20
Depreciation, amortization and depletion	$ 75	$ 76	$ 113